Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net loss	$ (1,493)	$ (730)	$ (3,022)	$ (4,562)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred compensation		7	20	33
Stock-based compensation expense	1,056	167	1,893	732
Depreciation and amortization expense	102	100	415	311
Amortization of discount on convertible notes		145	715
Changes in fair value of derivative liabilities		(146)	278
Changes in operating assets and liabilities:
Accounts receivable	(286)	(262)	(902)	129
Prepaids and other current assets	(196)	(167)	(611)	(2)
Other assets	(8)
Accounts payable	(88)	(79)	44	(144)
Accrued expenses and other current liabilities	98	34	22	48
Net cash used in operating activities	(815)	(931)	(1,148)	(3,455)
Investing activities:
Purchase of equipment	(210)	(2)	(161)	(322)
Net cash used in investing activities	(210)	(2)	(161)	(322)
Financing activities:
Repurchase of common stock				(4)
Proceeds from stock option exercise	47		25
Proceeds from convertible notes issuance		3,145	3,145
Proceeds from public offering, net of offering costs	23,385		12,588
Net cash provided by financing activities	23,432	3,145	15,758	(4)
Net change in cash and cash equivalents, and certificate of deposit	22,407	2,212	14,449	(3,781)
Cash and cash equivalents, and certificate of deposit, beginning of period	15,740	1,291	1,291	5,072
Cash and cash equivalents, and certificate of deposit, end of period	38,147	3,503	15,740	1,291
Supplemental non-cash disclosures:
Conversion of convertible notes to stockholders’ equity			1,667
Conversion of derivative liabilities to stockholders’ equity			$ 2,471
Supplemental non-cash disclosures:
Right of use asset - operating obtained in exchange for lease liability -operating	$ 274